Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Expense, Net [Abstract]
Schedule of Other Expense and Income Categories in Consolidated Statements of Operations and Comprehensive (Loss) Income

The following table presents a breakdown of our other expense and income categories that were presented on a net basis within our consolidated statements of operations and comprehensive (loss) income.

	2024	2023	2022
Foreign currency exchange (gain) loss	$(1,972,531)	$2,295,582	$(5,509,581)
Adjustment to indemnification obligation	(531,991)	324,907	(252,949)
Interest expense	122,778	–	–
Forgiveness of accrued interest	–	–	(1,414,406)
Loss on deconsolidation of VIEs	–	–	11,501,952
Other expense	79,051	180,796	(1,455,619)
Other expense, net	$(2,302,693)	$2,801,285	$2,869,397